Summary of Significant Accounting Policies - Property Plant and Equipment (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Property, Plant and Equipment
Loss on disposal of leasehold improvements	$ 0	$ 0	$ (672,000)	$ 0
Loss on disposal of property and equipment		0	672,000	0
Impairment of property, plant and equipment	$ 0	$ 0	$ 0	$ 0
Office equipment
Property, Plant and Equipment
Property, plant and equipment			3 years
Lab equipment | Minimum
Property, Plant and Equipment
Property, plant and equipment			5 years
Lab equipment | Maximum
Property, Plant and Equipment
Property, plant and equipment			10 years
Furniture and fixtures
Property, Plant and Equipment
Property, plant and equipment			5 years